Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000225895 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Growth Fund
Class Name	State Farm Growth Fund
Trading Symbol	STFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Growth Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Growth Fund	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
The Fund invests under normal circumstances at least 80% of its assets in equity securities that at the time of investment are expected to appreciate over the long-term. Equity securities include, among other things, common stocks, preferred stocks, and American Depositary Receipts.
For the 12-month period ended September 30, 2025, the Growth Fund underperformed the S&P 500 Index. During that timeframe, the Growth Fund’s bias to defensive factors and sectors led to underperformance as much of the market’s momentum was temporarily propelled by a relatively small number of mega-cap and tech adjacent names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, outperformed those with weaker fundamentals. However, this effect was most pronounced in moderately strong names. The strategy was only moderately underweight this group in favor of the highest quality stocks, leading to modest underperformance.
Companies that are less volatile (Low Volatility)	Negative	The highest volatility companies significantly outperformed the overall index, leading to underperformance in low volatility companies.
Dividend paying companies	Negative	Dividend payers underperformed non-dividend payers, hampering performance.
Sectors	Negative	The Fund was underweight information technology relative to the S&P 500 Index, which outperformed. Additionally, the Fund was overweight health care, consumer staples, and materials relative to the S&P 500 Index, which underperformed.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Growth Fund	15.38%	15.67%	13.70%
Benchmark: S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 8,813,282,970
Holdings Count | Holding	286
Advisory Fees Paid, Amount	$ 5,410,924
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,813,282,970
Total number of portfolio holdings	286
Total net fees paid to Adviser	$5,410,924
Portfolio turnover rate	29%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	31.11%
Health Care	12.82%
Communication Services	10.43%
Industrials	9.15%
Consumer Staples	9.07%
Materials	7.45%
Financials	5.65%
Consumer Discretionary	5.55%
Energy	2.40%
Utilities	2.03%
Other less than 2%	4.32%

C000225896 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Balanced Fund
Class Name	State Farm Balanced Fund
Trading Symbol	STFBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Balanced Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Balanced Fund	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Under normal market conditions, the Fund invests approximately 65% of its total assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of its total assets. The Sub-Adviser believes this allocation is appropriate for investors seeking the Fund’s balanced approach to equity and fixed income exposures.
The Balanced Fund’s 12-month underperformance was driven primarily by the equity portion of the Fund. The equity portfolio’s bias to defensive factors and sectors led to underperformance as much of the market’s momentum was temporarily propelled by a relatively small number of mega-cap tech and tech adjacent names.
The following table outlines key factors that affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Companies with strong fundamentals (High Quality)	Negative	Companies with strong fundamentals, as measured by their management efficiency, profitability and cash flow, outperformed those with weaker fundamentals. However, this effect was most pronounced in moderately strong names. The strategy was only moderately underweight this group in favor of the highest quality stocks, leading to modest underperformance.
Companies that are less volatile (Low Volatility)	Negative	The highest volatility companies significantly outperformed the overall index, leading to underperformance in low volatility companies.
Dividend paying companies	Negative	Dividend payers underperformed non-dividend payers, hampering performance.
Sectors	Negative	The Fund’s equity allocation was underweight information technology relative to the S&P 500 Index, which outperformed. Additionally, the Fund was overweight health care, consumer staples, and materials relative to the S&P 500 Index, which underperformed.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Balanced Fund	10.86%	11.11%	9.96%
Benchmark: S&P 500 Index	17.60%	16.47%	15.30%
Benchmark: Bloomberg Intermediate U.S. Government/Credit Index	4.01%	0.81%	2.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 2,605,657,434
Holdings Count | Holding	1,898
Advisory Fees Paid, Amount	$ 1,893,911
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,605,657,434
Total number of portfolio holdings	1,898
Total net fees paid to Adviser	$1,893,911
Portfolio turnover rate	26%
Stocks/Bonds Allocation	70% / 30%

Holdings [Text Block]
Industry Sector as a % of Net Assets
Information Technology	20.75%
Health Care	9.73%
Communication Services	8.62%
Industrials	8.06%
Consumer Staples	6.10%
Materials	5.93%
Financials	3.92%
Consumer Discretionary	2.61%
U.S. Treasury Obligations	17.97%
Corporate Bonds	8.01%
Other	8.25%

C000225897 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Interim Fund
Class Name	State Farm Interim Fund
Trading Symbol	SFITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Interim Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Interim Fund	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund will invest substantially all its net assets in a representative sample of the U.S. Treasury obligations included in the Bloomberg 1-5 Year U.S. Treasury Index (the “Index”). The Index is an unmanaged index that includes a range of U.S. Treasury obligations and is considered representative of short to intermediate term U.S. Treasury bond performance overall.
For the 12-month period ended September 30, 2025, the State Farm Interim Fund experienced a total return of 3.59% after expenses, compared to a 3.77% return for the Bloomberg 1-5 Year U.S. Treasury Index. The impact of expenses, and to a smaller extent the duration and security selection effects associated with sampling from the benchmark, the Bloomberg 1-5 Year U.S. Treasury Index, contributed to the Fund’s relatively mild underperformance.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Sampling (security selection, curve position, sector allocation)	Negative	A sampling approach to portfolio construction results in small over/underweight positions in the Fund at the security level relative to the benchmark.
Transaction costs	Neutral	Transaction costs are experienced by the Fund but not reflected in the benchmark index return.
Expenses	Negative	Fund expenses have a negative impact to returns relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Interim Fund	3.59%	0.83%	1.46%
Benchmark: Bloomberg U.S. Government/Credit Bond Index	2.67%	(0.61)%	1.99%
Benchmark: Bloomberg U.S. Treasury: 1-5 Year Index	3.77%	1.05%	1.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 299,040,731
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 78,940
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$299,040,731
Total number of portfolio holdings	117
Total net fees paid to Adviser	$78,940
Portfolio turnover rate	50%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0 - 1 Years	0.24%
1 - 2 Years	32.33%
2 - 3 Years	25.57%
3 - 4 Years	19.88%
4 - 5 Years	19.79%
5 - 6 Years	1.30%

C000225898 [Member]
Shareholder Report [Line Items]
Fund Name	State Farm Municipal Bond Fund
Class Name	State Farm Municipal Bond Fund
Trading Symbol	SFBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Farm Municipal Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus. You can also request this information by contacting us at 800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812.
Additional Information Phone Number	800-447-0740 (toll free), 866-342-2418 (toll free) or 501-255-1812
Additional Information Website	https://www.statefarm.com/finances/mutual-funds/resources/associate-funds-prospectus
Expenses [Text Block]
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Farm Municipal Bond Fund	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
Under normal circumstances, the Fund invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.
For the 12-month period ended September 30, 2025, the State Farm Municipal Bond Fund experienced a total return of 2.79% after expenses, compared to a 3.48% return for the Bloomberg 7-Year Municipal Bond Index. Generally, lower rated, intermediate duration revenue bonds outperformed. Curve was the largest detractor to performance. The blended maturity structure of the Fund has created a persistent underweight to the outperforming 6 to 8-year duration bucket which detracted from performance. While exposure to single-A and BBB ratings was positive, the underweight detracted from performance. Exposure to housing and hospital sectors was positive, but an overall underweight to revenue sectors also detracted from performance.
The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Inflation Easing and Labor Market Softening	Positive	Easing inflation and a softening of the labor market fueled interest rate cut expectations that drove both demand and bond prices higher in general supporting performance.
Strong demand for lower rated credit	Negative	Investor demand for lower rated credit drove spreads tighter. An underweight to these segments negatively impacted Fund performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	10 Year
State Farm Municipal Bond Fund	2.79%	0.95%	2.15%
Benchmark: Bloomberg 7-Year Municipal Bond Index	3.48%	1.12%	2.29%
Benchmark: Bloomberg 1-15 Year Municipal Index	2.61%	1.15%	2.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.statefarm.com/finances/mutual-funds/resources/associate-funds-performance for the most recent performance information.
Net Assets	$ 506,442,983
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 396,474
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$506,442,983
Total number of portfolio holdings	372
Total net fees paid to Adviser	$396,474
Portfolio turnover rate	26%

Holdings [Text Block]	Maturity Range as a % of Net Assets
0-6 Years	25.92%
6-12 Years	53.24%
12-22 Years	21.31%
22+ Years	0.00%